                                                                    Exhibit 99.1

EXHIBIT C

CLASS A CUSIP #00761HAG6
CLASS B CUSIP #00761HAH4
CLASS C CUSIP #00761HAJ0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2001-A
                          PERIOD ENDING AUGUST 31, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2001-A Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of September 20, 2006 and with respect to the performance of the Trust during the Monthly Period of August 1, 2006 through August 31, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is September 19, 2006.

The Determination Date with respect to the current calendar month is September 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August 1,     Included in Exhibit 4.1 to the Form
2000.                                       8-K filed with the SEC on August 30,
                                            2000 by Advanta Business Receivables
                                            Corp.

Amendment No. 1 to the Master Indenture,    Included in Exhibit 4.1 to the Form
dated as of May 9, 2006.                    8-K filed with the SEC on May 19,
                                            2006 by Advanta Business Receivables
                                            Corp.

Series 2001-A Indenture Supplement,         Included in Exhibit 4.1 to the Form
dated as of April 1, 2001.                  8-K filed with the SEC on April 24,
                                            2001 by Advanta Business Receivables
                                            Corp.

Transfer and Servicing Agreement ("TSA"),   Included in Exhibit 4.3 to the Form
dated as of August 1, 2000.                 8-K filed with the SEC on August 30,
                                            2000 by Advanta Business Receivables
                                            Corp.

Amendment No. 1 to the TSA, dated as of     Included in Exhibit 4.3 to the Form
May 9, 2006.                                8-K filed with the SEC on May 19,
                                            2006 by Advanta Business Receivables
                                            Corp.

Trust Agreement, dated as of August 1,      Included in Exhibit 4.4 to the Form
2000.                                       8-K filed with the SEC on August 30,
                                            2000 by Advanta Business Receivables
                                            Corp.

Amendment No. 1 to the Trust Agreement,     Included in Exhibit 4.2 to the Form
dated as of May 9, 2006.                    8-K filed with the SEC on May 19,
                                            2006 by Advanta Business Receivables
                                            Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                           Total amount of
                         principal to be paid   Per $1,000
                         --------------------   ----------
1. Class A Noteholders            $--               --
2. Class B Noteholders            $--               --
3. Class C Noteholders            $--               --
4. Class D Noteholders            $--               --

II. Information regarding the current monthly interest distribution to the Noteholders

                           Total amount of
                         interest to be paid   Per $1,000
                         -------------------   ----------
1. Class A Noteholders      $1,125,000.00        4.68750
2. Class B Noteholders      $  146,656.25        5.14583
3. Class C Noteholders      $  120,312.50        5.72917
4. Class D Noteholders      $   90,343.75        8.60417

III.  Information regarding the total monthly distribution to the Noteholders

                            Total amount
                             to be paid    Per $1,000
                           -------------   ----------
1. Class A Noteholders     $1,125,000.00     4.68750
2. Class B Noteholders     $  146,656.25     5.14583
3. Class C Noteholders     $  120,312.50     5.72917
4. Class D Noteholders     $   90,343.75     8.60417

IV. Information regarding the performance of the Advanta Business Card Master Trust

     1.  The aggregate amount of such Collections with
         respect to Principal Receivables for the Monthly
         Period preceding such Payment Date ................   $  941,470,046.62
                                                               -----------------
     2.  The aggregate amount of such Collections with
         respect to Finance Charge and Administrative
         Receivables for the Monthly Period preceding
         such Payment Date .................................   $   70,402,239.78
                                                               -----------------
     2a. Interchange for the Monthly Period preceding such
         Payment Date (included in the amount shown above
         on line item IV.2.) ...............................   $   17,626,049.10
                                                               -----------------
     2b. Recoveries for the Monthly Period preceding such
         Payment Date (included in the amount shown above on
         line item IV.2.)...................................   $    1,237,725.49
                                                               -----------------
     3.  The Defaulted Amount for the preceding Monthly
         Period ............................................   $   14,964,376.09
                                                               -----------------
     4.  The annualized percentage equivalent of a fraction,
         the numerator of which is the Defaulted Amount less
         Recoveries for the preceding Monthly Period, and
         the denominator is the average Receivables for the
         preceding Monthly Period...........................                3.80%
                                                               -----------------
     5.  The total amount of Principal Receivables in the
         Trust at the beginning of the preceding Monthly
         Period ............................................   $4,222,214,291.17
                                                               -----------------
     6.  The total amount of Principal Receivables in the
         Trust as of the last day of the preceding Monthly
         Period ............................................   $4,327,080,636.74
                                                               -----------------
     7.  The total amount of Finance Charge and
         Administrative Receivables in the Trust at the
         beginning of the preceding Monthly Period .........   $   59,776,168.01
                                                               -----------------
     8.  The total amount of Finance Charge and
         Administrative Receivables in the Trust as of the
         last day of the preceding Monthly Period ..........   $   59,790,935.60
                                                               -----------------
     9.  The aggregated Adjusted Invested Amounts of all
         Series of Notes outstanding as of the last day of
         the preceding Monthly Period ......................   $3,401,718,346.00
                                                               -----------------
     10. The Transferor Interest as of the last day of the
         preceding Monthly Period ..........................   $  925,362,290.74
                                                               -----------------
     11. The transferor percentage as of the last day of the
         preceding Monthly Period ..........................               21.39%
                                                               -----------------
     12. The Required Transferor Percentage ................                6.00%
                                                               -----------------
     13. The Required Transferor Interest ..................   $  259,624,838.20
                                                               -----------------
     14. The monthly principal payment rate for the
         preceding Monthly Period ..........................               22.30%
                                                               -----------------
     15. The balance in the Excess Funding Account as of the
         last day of the preceding Monthly Period ..........   $              --
                                                               -----------------
     16. The aggregate outstanding balance of the Accounts
         which were delinquent as of the close of business
         on the last day of the Monthly Period preceding
         such Payment Date:

                                                Percentage      Aggregate
                                                 of Total        Account
                                               Receivables       Balance
                                               -----------   ---------------
(a) Delinquent between 30 days and 59 days        0.84%      $ 36,873,456.61
(b) Delinquent between 60 days and 89 days        0.62%      $ 27,264,722.09
(c) Delinquent between 90 days and 119 days       0.48%      $ 21,082,515.97
(d) Delinquent between 120 days and 149 days      0.39%      $ 17,306,100.37
(e) Delinquent between 150 days and 179 days      0.36%      $ 15,804,487.07
(f) Delinquent 180 days or greater                0.00%      $            --
                                                  ----       ---------------
(g) Aggregate                                     2.69%      $118,331,282.11
                                                  ====       ===============

V.   Information regarding Series 2001-A

     1.   The amount of Principal Receivables in the Trust
          represented by the Invested Amount of Series
          2001-A as of the last day of the related Monthly
          Period ...........................................   $  300,000,000.00
                                                               -----------------
     2.   The amount of Principal Receivables in the Trust
          represented by the Adjusted Invested Amount of
          Series 2001-A on the last day of the related
          Monthly Period ...................................   $  300,000,000.00
                                                               -----------------
                                                NOTE FACTORS
     3.   The amount of Principal Receivables
          in the Trust represented by the
          Class A Note Principal Balance on
          the last day of the related Monthly
          Period ............................      1.0000      $  240,000,000.00
                                                               -----------------
     4.   The amount of Principal Receivables
          in the Trust represented by the
          Class B Note Principal Balance on
          the last day of the related Monthly
          Period ............................      1.0000      $   28,500,000.00
                                                               -----------------
     5.   The amount of Principal Receivables
          in the Trust represented by the
          Class C Note Principal Balance on
          the last day of the related Monthly
          Period ............................      1.0000      $   21,000,000.00
                                                               -----------------
     6.   The amount of Principal Receivables
          in the trust represented by the
          Class D Note Principal Balance on
          the last day of the related Monthly
          Period ............................      1.0000      $   10,500,000.00
                                                               -----------------
     7.   The Floating Investor Percentage with respect to
          the period:

     August 1, 2006 through August 20, 2006                            7.1052765%
                                                               -----------------
     August 21, 2006 through August 31, 2006                           6.8718826%
                                                               -----------------
     8.   The Fixed Investor Percentage with respect to the
          period:

     August 1, 2006 through August 20, 2006                                  N/A
                                                               -----------------
     August 21, 2006 through August 31, 2006                                 N/A
                                                               -----------------
     9.   The amount of Investor Principal Collections
          applicable to Series 2001-A ......................   $   66,036,946.67
                                                               -----------------

     10a. The amount of Available Finance Charge Collections
          on deposit in the Collection Account for the
          related Monthly Period ...........................   $    3,626,338.51
                                                               -----------------
     10b. Pursuant to Section 8.04(a) of the Master
          Indenture, the amount of Available Finance Charge
          Collections not on deposit in the Collection
          Account for the related Monthly Period ...........   $    1,328,788.27
                                                               -----------------
     11.  The Investor Default Amount for the related
          Monthly Period ...................................   $    1,032,216.94
                                                               -----------------
     12.  The Monthly Servicing Fee for the related Monthly
          Period ...........................................   $      500,000.00
                                                               -----------------
     13.  The excess spread amount for the related Monthly
          Period (Available Finance Charge Collections minus
          the sum of the amounts determined pursuant to
          subsections 4.04 (a) (i) - (v) and subsection 4.04
          (a) (viii) of the Series 2001-A Indenture
          Supplement) ......................................   $    1,940,597.34
                                                               -----------------
     14.  Trust yields for the related Monthly Period

          a. The cash yield for the related Monthly
             Period ........................................               19.82%
                                                               -----------------
          b. The default rate for the related Monthly
             Period ........................................                4.13%
                                                               -----------------
          c. The Net Portfolio Yield for the related Monthly
             Period ........................................               15.69%
                                                               -----------------
          d. The Base Rate for the related Monthly Period ..                7.93%
                                                               -----------------
          e. The Excess Spread Percentage for the related
             Monthly Period ................................                7.76%
                                                               -----------------
          f. The Quarterly Excess Spread Percentage for the
             related Monthly Period ........................                7.48%
                                                               -----------------
             i)   Excess Spread Percentage related to Aug-06                7.76%
                                                               -----------------
             ii)  Excess Spread Percentage related to Jul-06                7.25%
                                                               -----------------
             iii) Excess Spread Percentage related to Jun-06                7.42%
                                                               -----------------
     15.  Floating Rate Determinations:

     LIBOR for the Interest Period from  August 21, 2006
     through and including September 19, 2006                            5.32500%
                                                               -----------------
     16.  Principal Funding Account

          a. The beginning Principal Funding Account Balance
             (ending balance as of the previous Payment
             Date) .........................................   $              --
                                                               -----------------
          b. Principal Funding Investment Proceeds for the
             related Payment Date ..........................   $              --
                                                               -----------------
          c. Principal Funding Investment Proceeds withdrawn
             and deposited into the Collection Account to be
             treated as Available Finance Charge Collections
             for the related Payment Date ..................   $              --
                                                               -----------------
          d. During the Controlled Accumulation Period, the
             Monthly Principal deposited into the Prinicpal
             Funding Account ...............................   $              --
                                                               -----------------
          e. On the earliest to occur of (a) the first
             Payment Date during the Early Amortization
             Period and (b) the Expected Final Principal
             Payment Date, the amount withdrawn for payment
             to the Noteholders ............................   $              --
                                                               -----------------
          f. The ending Principal Funding Account Balance on
             the related Payment Date ......................   $              --
                                                               =================
          g. The Accumulation Shortfall with respect to the
             related Monthly Period ........................   $              --
                                                               -----------------
     17.  Reserve Account

          a. The beginning Reserve Account balance (ending
             balance as of the previous Payment Date) ......   $              --
                                                               -----------------
          b. Interest earnings on the Reserve Account ......   $              --
                                                               -----------------
          c. Interest earnings on the Reserve Account
             withdrawn and deposited into the Collection
             Account to be treated as Available Finance
             Charge Collections for the related Payment
             Date ..........................................   $              --
                                                               -----------------
          d. On each Payment Date from and after the Reserve
             Account Funding Date, the amount deposited into
             the Reserve Account pursuant to subsection
             4.04(a)(vii) of the Series 2001-A Indenture
             Supplement ....................................   $              --
                                                               -----------------
          e. The Reserve Draw Amount deposited into the
             Collection Account and treated as Available
             Finance Charge Collections for the related
             Monthly Period ................................   $              --
                                                               -----------------
          f. The Reserve Account Surplus withdrawn and
             deposited into the Cash Collateral Account ....   $              --
                                                               -----------------
          g. Amount withdrawn from the Reserve Account and
             paid to the holders of the Trust Beneficial
             Interests pursuant to subsection 4.10(f) of the
             Series 2001-A Indenture Supplement ............   $              --
                                                               -----------------
          h. The ending Reserve Account balance on the
             related Payment Date ..........................   $              --
                                                               =================
          i. The Required Reserve Account Amount on the
             related Payment Date ..........................   $              --
                                                               -----------------
          j. The Available Reserve Account Amount on the
             related Payment Date ..........................   $              --
                                                               -----------------
     18.  Cash Collateral Account

          a. The beginning Cash Collateral Account balance
             (ending balance as of the previous Payment
             Date) .........................................   $    5,250,000.00
                                                               -----------------
          b. Investment Earnings since the preceding Payment
             Date ..........................................   $       23,373.12
                                                               -----------------
          c. Amount withdrawn from the Cash Collateral
             Account to cover disbursements pursuant to
             subsections 4.04(a)(iv) and 4.04(a)(viii) of
             the Series 2001-A Indenture Supplement ........   $              --
                                                               -----------------
          d. Amount withdrawn from the Cash Collateral
             Account on the Series 2001-A Final Maturity
             Date for distributions to the Class C
             Noteholders and the Class D Noteholders .......   $              --
                                                               -----------------
          e. Amount withdrawn from the Cash Collateral
             Account on the day following the occurrence of
             an Event of Default for distributions to the
             Class C Noteholders and the Class D
             Noteholders ...................................   $              --
                                                               -----------------
          f. Amount deposited into the Cash Collateral
             Account to cover any Cash Collateral Account
             Deficiency ....................................   $              --
                                                               -----------------
          g. Amount withdrawn from the Cash Collateral
             Account equaled to the excess over the Required
             Cash Collateral Account Amount and paid to the
             Transferor ....................................   $       23,373.12
                                                               -----------------
          h. Remaining Cash Collateral Account amount
             withdrawn on the date on which the Class C Note
             Principal Balance and the Class D Note
             Principal Balance have been paid in full and
             paid to the Transferor ........................   $              --
                                                               -----------------
          i. The ending Cash Collateral Account balance on
             the related Payment Date ......................   $    5,250,000.00
                                                               =================

          j. The Required Cash Collateral Account Amount on
             the related Payment Date ......................   $    5,250,000.00
                                                               -----------------
          k. The Available Cash Collateral Account Amount on
             the related Payment Date ......................   $    5,250,000.00
                                                               -----------------
     19.  Investor Charge-Offs

          a. The aggregate amount of Investor Charge-Offs
             for the related Monthly Period ................   $              --
                                                               -----------------
          b. The aggregate amount of Investor Charge-Offs
             reimbursed on the Payment Date ................   $              --
                                                               -----------------

     20.  The Monthly Principal Reallocation Amount for the
          related Monthly Period ...........................   $              --
                                                               -----------------

Advanta Bank Corp.
as Servicer


By: /s/ DAVID B. WEINSTOCK
    ---------------------------------
Name: David B. Weinstock
Title: Vice President